Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss - Schedule of Net Financial Income (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Financial (Income) Expenses [Abstract]
Gain (loss) revaluation of warrants	$ 19,603	$ (42,974)
Gain on derivative assets and liabilities	17,819	48
Gain on disposition of marketable securities	2,313	12,245
Gain on extinguishment of long-term debt and lease liabilities		12,835
Interest income	6,037	1,420
Interest on long-term debt and lease liabilities	(1,738)	(4,079)
Loss on foreign exchange	(1,481)	(7,842)
Warrant issuance costs		(2,000)
Provision expense on VAT receivable		(5,903)
Loss on initial recognition of refundable deposits	(2,504)
Other financial expenses	(839)	(944)
Net financial expenses (income)	$ 39,210	$ (37,194)